QUARTERLY REPORT

Not FDIC Insured No Bank Guarantee May Lose Value	March 31, 2017

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN

The Fund has a Managed Distribution Plan to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, or, if necessary, return of capital. The board believes that regular monthly fixed cash payouts will enhance shareholder value and serve the long-term interests of shareholders. You should not draw any conclusions about the Fund’s investment performance from the amount of the distributions or from the terms of the Fund’s Managed Distribution Plan.

On a tax basis, the Fund estimates it distributed more than its income and net realized capital gains in the fiscal year to date. Shareholders should note, however, that if the Fund’s aggregate investment income and net realized capital gains are less than the amount of the distribution level, the difference will be paid from the Fund’s capital and will constitute a return of the shareholder’s capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

The amounts and sources of distributions reported in the Fund’s notices pursuant to Section 19(a) of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during its fiscal year and may be subject to changes based on tax regulations. The Fund or your broker will send shareholders a Form 1099-DIV for 2017 that tells them how to report distributions for federal income tax purposes.

The Board may amend, suspend or terminate the Managed Distribution Plan at any time, without prior notice to shareholders if it deems such action to be in the best interest of the Fund and its shareholders.

Information on the Fund is available at www.Virtus.com. Section 19(a) notices are posted on the website at:
http://www.virtus.com/our-products/closed-end-fund-details/ZTR.

MESSAGE TO SHAREHOLDERS

Dear Fellow Virtus Global Dividend & Income Fund Shareholder:

I am pleased to share with you the manager’s report for the Virtus Global Dividend & Income Fund Inc. for the three months ended March 31, 2017.

For the three months ended March 31, 2017, the Fund’s NAV increased 6.76%, including $0.613 in reinvested distributions. During the same period, the Virtus Global Dividend & Income Fund Linked Benchmark, a composite index that consists of 60% Russell Developed Large Cap Index (net)(1) and 40% Bloomberg Barclays U.S. Aggregate Bond Index(2), increased 4.10%, including reinvested dividends. Performance for the composite’s underlying indices over this period was a increased 6.33% for the Russell Developed Large Cap Index (net) and a 0.82% increase in the Bloomberg Barclays U.S. Aggregate Bond Index.

On behalf of the Fund’s investment professionals, I thank you for entrusting your assets to us. Should you have any questions or require support, the Virtus customer service team is ready to assist you at 1-866-270-7788 or through the closed-end fund section of our website, www.virtus.com.

Sincerely,

George R. Aylward

President, Chairman and Chief Executive Officer

Virtus Global Dividend & Income Fund, Inc.

April 2017

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above. Any market index referenced herein is unmanaged; its returns do not reflect any fees, expenses, or sales charges; and is not available for direct investment.

(1)	The Russell Developed Large Cap Index (net) is a free-float market capitalization-weighted index constructed to provide a comprehensive and unbiased barometer for the large-cap segment in the developed world, calculated on a total return basis with net dividends reinvested.
(2)	The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market, calculated on a total return basis.

MESSAGE TO SHAREHOLDERS (Continued)

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.

Call/Put Spreads: Buying and selling call and put option spreads on the SPX Index risks the loss of the premium when buying and may increase downside losses.

Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market price that is above or below the fund’s NAV, which may increase the investor’s risk of loss.

Fundamental Risk of Investing: There can be no assurance that the Fund will achieve its investment objectives. An investment in the shares of the Fund is subject to loss of principal; shares may decrease in value.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

Portfolio Holdings Summary Weightings

The following table presents the portfolio holdings within certain sectors as a percentage of total investments, net of written options, attributable to each sector.
Common Stocks		61%
Financials	12%
Consumer Staples	7
Telecommunication Services	7
All other Common Stock	35
Corporate Bonds and Notes		19
Financials	7
Consumer Discretionary	2
All other Corporate Bonds and Notes	10
Mortgage-Backed Securities		8
Asset-Backed Securities		2
Loan Agreements		2
Other		8

Total		100%

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—3.3%
U.S. Treasury Bond 2.500%, 2/15/46	$8,530	$7,642
U.S. Treasury Note 1.375%, 2/15/20	3,220	3,209
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $10,982)		10,851
MUNICIPAL BONDS—1.5%
California—0.9%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	2,000	2,981

	PAR VALUE	VALUE
MUNICIPAL BONDS (continued)
New York—0.6%
New York City Transitional Finance Authority Future Tax Secured Revenue Taxable 5.000%, 5/1/40	$1,640	$1,861
TOTAL MUNICIPAL BONDS (Identified Cost $5,105)		4,842
FOREIGN GOVERNMENT SECURITIES—1.8%
Argentine Republic
144A 7.500%, 4/22/26(3)	715	760
144A 7.625%, 4/22/46(3)	380	387
Dominican Republic 144A 6.600%, 1/28/24(3)	315	343
Federative Republic of Brazil 6.000%, 4/7/26	385	420

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	$490	$513
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	490	481
Republic of Colombia 3.875%, 4/25/27	430	428
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	500	506
Republic of Indonesia 144A 3.700%, 1/8/22(3)	280	286
Republic of Panama 3.875%, 3/17/28	500	508
Republic of Turkey 4.875%, 10/9/26	1,000	965
Sultanate of Oman 144A 4.750%, 6/15/26(3)	300	302
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $6,064)		5,899
MORTGAGE-BACKED SECURITIES—11.2%
Agency—3.7%
FNMA
4.000%, 1/1/46	474	498
3.500%, 4/1/46	5,050	5,169
3.500%, 5/1/46	4,807	4,920
3.000%, 7/1/46	1,574	1,562

		12,149

Non-Agency—7.5%
Agate Bay Mortgage Trust 13-1, A1 144A 3.500%, 7/25/43(2)(3)	1,764	1,776
American Homes 4 Rent Trust 14-SFR2, C 144A 4.705%, 10/17/36(3)	610	636
AMSR Trust 16-SFR1, C 144A 3.193%, 11/17/33(2)(3)	488	491
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(3)	385	387
Bayview Opportunity Master Fund IVa Trust
16-SPL1, B1 144A 4.250%, 4/28/55(3)	395	406

	PAR VALUE	VALUE
Non-Agency (continued)
17-SPL1, B1 144A 4.250%, 10/28/64(2)(3)	$263	$271
Citigroup Commercial Mortgage Trust
16-SMPL, A 144A 2.228%, 9/10/31(3)	685	672
08-C7, AM 6.127%, 12/10/49(2)	1,000	1,020
Colony Starwood Homes Trust 16-2A, C 144A 3.093%, 12/17/33(2)(3)	490	492
COLT Mortgage Loan Trust Funding LLC 16-2, A1 144A 2.750%, 9/25/46(2)(3)	135	136
Credit Suisse First Boston Mortgage Securities Corp. 03-AR30, 5A1 3.185%, 1/25/34(2)	268	271
Credit Suisse Mortgage Loan Trust 15-1, B4 144A 3.893%, 5/25/45(2)(3)	232	214
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 3.182%, 10/25/28(2)	1,150	1,171
Galton Funding Mortgage Trust 17-1, A21 144A 3.500%, 7/25/56(3)	339	342
Goldman Sachs Mortgage Securities Trust 07-GG10, A1A 5.949%, 8/10/45(2)	792	794
Hilton USA Trust 16-SFP, B 144A 3.323%, 11/5/35(3)	965	955
Home Equity Mortgage Trust 05-2, M7 2.662%, 7/25/35(2)	437	433
JPMorgan Chase (Bear Stearns) Alternate Loan Trust 04-5, 3A1 3.317%, 6/25/34(2)	897	900

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
14-C22, A4 3.801%, 9/15/47	$1,320	$1,368
07-LDPX, AM 5.464%, 1/15/49(2)	839	839
JPMorgan Chase Mortgage Trust
16-2, M2 144A 3.750%, 12/25/45(2)(3)	711	711
16-1, A3 144A 3.500%, 5/25/46(3)	416	420
16-5, A1 144A 2.602%, 12/25/46(2)(3)	891	889
Morgan Stanley Capital Barclays Bank Trust 16-MART, A 144A 2.200%, 9/13/31(3)	1,000	982
Morgan Stanley Capital I Trust 07-IQ14, AM 5.778%, 4/15/49(2)	923	921
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(3)	401	404
New Residential Mortgage Loan Trust 16-4A, B1A 144A 4.500%, 11/25/56(3)	711	732
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(3)	345	357
Sequoia Mortgage Trust 13-8, B1 3.535%, 6/25/43(2)	369	370
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A2 3.309%, 4/25/34(2)	253	252
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(2)(3)	975	950
15-6, M1 144A 3.750%, 4/25/55(2)(3)	185	180
15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	945	938
Tricon American Homes Trust 16-SFR1, C 144A 3.487%, 11/17/33(3)	975	954

	PAR VALUE	VALUE
Non-Agency (continued)
Vericrest Opportunity Loan Trust LLC
XXXV 16-NPL9, A1 144A 3.500%, 9/25/46(2)(3)	$528	$528
16-NP11, A1 144A 3.500%, 10/25/46(2)(3)	276	278
15-NPL7, A1 144A 3.250%, 2/25/55(2)(3)	299	298
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	675	670

		24,408
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $37,233)		36,557
ASSET-BACKED SECURITIES—2.4%
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(3)	620	611
CKE Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	466	462
Drug Royalty II LP 2 14-1, A2 144A 3.484%, 7/15/23(3)	308	306
Exeter Automobile Receivables Trust
15-2A, C 144A 3.900%, 3/15/21(3)	580	589
16-3A, B 144A 2.840%, 8/16/21(3)	685	684
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(3)	425	427
Murray Hill Marketplace Trust 16-LC1, A 144A 4.190%, 11/25/22(3)	294	296
Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A 2.732%, 9/27/21(2)(3)	780	781
OneMain Financial Issuance Trust 15-1A, A 144A 3.190%, 3/18/26(3)	560	566

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust 16-1, C 3.090%, 4/15/22	$990	$1,002
SoFi Consumer Loan Program LLC 16-3, A 144A 3.050%, 12/26/25(3)	424	424
Taco Bell Funding LLC 16-1A, A21 144A 3.832%, 5/25/46(3)	537	545
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(3)	425	417
Trip Rail Master Funding LLC 14-1A, A1 144A 2.863%, 4/15/44(3)	566	554
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $7,695)		7,664
CORPORATE BONDS AND NOTES—25.9%
Consumer Discretionary—2.4%
American Greetings Corp. 144A 7.875%, 2/15/25(3)	5	5
Boyd Gaming Corp. 6.875%, 5/15/23	190	206
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	180	194
CalAtlantic Group, Inc. 5.250%, 6/1/26	280	280
Cequel Communications Holdings I LLC 144A 5.125%, 12/15/21(3)	110	112
144A 5.125%, 12/15/21(3)	275	280
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	420	425
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(3)	390	391
Eagle II Acquisition Co., LLC 144A 6.000%, 4/1/25(3)	50	52
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	150	152

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Hilton Worldwide Finance LLC 144A 4.875%, 4/1/27(3)	$100	$101
Horton (D.R.), Inc. 4.750%, 2/15/23	510	543
Landry’s, Inc. 144A 6.750%, 10/15/24(3)	110	114
NCL Corp., Ltd. 144A 4.750%, 12/15/21(3)	280	285
PetSmart, Inc. 144A 7.125%, 3/15/23(3)	345	329
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(3)	145	147
Priceline Group, Inc. (The) 3.650%, 3/15/25(7)	490	493
QVC, Inc. 4.375%, 3/15/23(7)	665	667
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	100	107
SFR Group S.A. 144A 7.375%, 5/1/26(3)	415	429
Signet UK Finance plc 4.700%, 6/15/24(7)	525	508
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(3)	410	420
Taylor Morrison Communities, Inc. 144A 5.625%, 3/1/24(3)	90	94
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	200	213
Toll Brothers Finance Corp. 5.625%, 1/15/24	25	27
TRI Pointe Group, Inc. 5.875%, 6/15/24	405	419
Wyndham Worldwide Corp.
5.100%, 10/1/25(7)	615	654
4.500%, 4/1/27	115	116

		7,763

Consumer Staples—1.3%
AdvancePierre Foods Holdings, Inc. 144A 5.500%, 12/15/24(3)	260	264

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples (continued)
Anheuser-Busch Inbev Worldwide, Inc. 7.750%, 1/15/19	$1,500	$1,650
CVS Health Corp. 2.875%, 6/1/26(7)	635	605
Flowers Foods, Inc. 4.375%, 4/1/22(7)	690	732
Post Holdings, Inc. 144A 5.750%, 3/1/27	220	221
Safeway, Inc. 7.250%, 2/1/31	285	277
Smithfield Foods, Inc. 144A 4.250%, 2/1/27(3)	117	118
Whole Foods Market, Inc. 5.200%, 12/3/25	355	377

		4,244

Energy—2.2%
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(3)	190	199
Anadarko Petroleum Corp. 6.600%, 3/15/46	215	259
Antero Resources Corp. 5.625%, 6/1/23	200	206
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	115	117
Cheniere Corpus Christi Holdings LLC 144A 5.875%, 3/31/25(3)	280	293
Crestwood Midstream Partners LP 144A 5.750%, 4/1/25(3)	290	297
Energy Transfer Partners LP 4.200%, 4/15/27	430	425
EP Energy LLC 144A 8.000%, 11/29/24(3)	45	47
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	290	301
Holly Energy Partners LP 144A 6.000%, 8/1/24(3)	35	37
HollyFrontier Corp. 5.875%, 4/1/26(7)	480	510
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	615	742

	PAR VALUE	VALUE
Energy (continued)
Matador Resources Co. 144A 6.875%, 4/15/23(3)	$300	$315
MPLX LP 4.875%, 12/1/24(7)	635	668
NGL Energy Partners LP 5.125%, 7/15/19	335	338
Noble Holding International Ltd. 7.750%, 1/15/24	220	212
Pertamina Persero PT 144A 4.875%, 5/3/22(3)	200	212
Petrobras Global Finance BV
8.750%, 5/23/26	230	267
7.375%, 1/17/27	75	80
Petroleos Mexicanos 6.875%, 8/4/26	395	438
QEP Resources, Inc. 5.250%, 5/1/23	140	138
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	355	394
Summit Midstream Holdings LLC 5.750%, 4/15/25	60	60
Sunoco LP 6.375%, 4/1/23	410	418
Transocean, Inc. 144A 9.000%, 7/15/23(3)	235	252

		7,225

Financials—9.3%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22(7)	495	508
Allstate Corp. (The) 5.750% (2)(5)	445	478
Ally Financial, Inc. 5.750%, 11/20/25	300	308
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	475	476
Ares Capital Corp.
4.875%, 11/30/18	65	67
3.875%, 1/15/20	175	178
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)(7)	675	632

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	$440	$481
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)(7)	680	697
Banco Inbursa S.A. Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	400	400
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	500	508
Bancolombia S.A. 5.125%, 9/11/22	655	684
Bank of America Corp.
2.000%, 1/11/18	370	371
5.625%, 7/1/20(7)	585	642
4.200%, 8/26/24(7)	853	869
Brookfield Finance LLC 4.000%, 4/1/24	368	370
Capital One Financial Corp.
4.200%, 10/29/25	450	452
3.750%, 7/28/26	495	479
Citigroup, Inc. 5.500%, 9/13/25	2,000	2,186
Compass Bank 3.875%, 4/10/25(7)	625	613
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	720	713
Discover Financial Services 3.950%, 11/6/24	475	476
Ford Motor Credit Co., LLC 5.000%, 5/15/18	2,000	2,066
FS Investment Corp.
4.250%, 1/15/20	410	413
4.750%, 5/15/22	100	102
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22(7)	1,000	1,126
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	630	649

	PAR VALUE	VALUE
Financials (continued)
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(2)(3)(4)(5)(7)	$780	$783
ICAHN Enterprises LP
5.875%, 2/1/22	160	163
144A 6.250%, 2/1/22(3)	85	86
iStar, Inc.
5.000%, 7/1/19	225	228
6.000%, 4/1/22	45	46
Jefferies Group LLC
5.125%, 1/20/23	215	231
4.850%, 1/15/27	250	255
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	535	564
Leucadia National Corp. 5.500%, 10/18/23	375	399
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)(7)	610	641
Lincoln National Corp. 4.200%, 3/15/22(7)	625	660
Macquarie Group Ltd. 144A 6.250%, 1/14/21(3)(7)	520	577
Manulife Financial Corp. 4.150%, 3/4/26(7)	540	569
MetLife, Inc. 3.600%, 11/13/25(7)	550	562
Morgan Stanley
4.100%, 5/22/23	385	398
4.350%, 9/8/26(7)	855	870
Navient Corp.
6.500%, 6/15/22	175	177
7.250%, 9/25/23	100	101
OM Asset Management plc 4.800%, 7/27/26	495	493
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(3)(6)(7)	440	463
Prudential Financial, Inc. 5.625%(2)(5)	400	429
S&P Global, Inc. 4.000%, 6/15/25	485	498
Santander Holdings USA, Inc. 144A 3.700%, 3/28/22(3)	425	426

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Societe Generale S.A. 144A 4.750%, 11/24/25(3)(7)	$500	$503
Starwood Property Trust, Inc. 144A 5.000%, 12/15/21(3)	55	57
State Bank of India 144A 3.250%, 4/18/18(3)	660	668
Tervita Escrow Corp. 144A 7.625%, 12/1/21(3)	35	36
Trinity Acquisition plc 4.400%, 3/15/26	200	205
UBS AG 7.625%, 8/17/22(7)	1,235	1,428
Vnesheconombank 144A 6.025%, 7/5/22(3)	410	441
Wells Fargo & Co. 3.069%, 1/24/23	225	226

		30,127

Health Care—1.9%
Abbott Laboratories
3.400%, 11/30/23	105	106
3.750%, 11/30/26	375	374
AbbVie, Inc.
2.850%, 5/14/23	335	329
3.600%, 5/14/25	440	440
3.200%, 5/14/26	275	264
Cardinal Health, Inc.
3.200%, 3/15/23	325	329
3.750%, 9/15/25	415	428
Community Health Systems, Inc.
5.125%, 8/1/21	110	109
6.250%, 3/31/23	85	87
Endo Finance LLC 144A 6.000%, 7/15/23(3)	275	242
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	85	89
Forest Laboratories LLC 144A 4.875%, 2/15/21(3)	395	425
HCA, Inc.
5.375%, 2/1/25	200	209
5.250%, 6/15/26	50	52
Hill-Rom Holdings, Inc. 144A 5.000%, 2/15/25(3)	204	204

	PAR VALUE	VALUE
Health Care (continued)
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	$225	$230
Mylan, Inc. 4.200%, 11/29/23(7)	500	513
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	300	281
Shire Acquisitions Investments 2.400%, 9/23/21	200	196
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	305	323
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	225	221
Tenet Healthcare Corp.
4.631%, 6/15/20(2)	185	187
4.500%, 4/1/21	215	216
144A 7.500%, 1/1/22(3)	15	16
Teva Pharmaceutical Finance III BV 3.150%, 10/1/26	295	272
Valeant Pharmaceuticals International, Inc.
144A 6.500%, 3/15/22(3)	25	26
144A 7.000%, 3/15/24(3)	40	41

		6,209

Industrials—1.6%
Carpenter Technology Corp. 4.450%, 3/1/23	630	640
Doric Nimrod Air Alpha Pass-Through-Trust 13-1, A 144A 5.250%, 5/30/23(3)	418	436
General Electric Capital Corp. 3.150%, 9/7/22	2,000	2,065
Harland Clarke Holdings Corp. 144A 8.375%, 8/15/22(3)	80	82
Masco Corp.
5.950%, 3/15/22	280	314
4.450%, 4/1/25	140	146
Owens Corning 3.400%, 8/15/26	495	479

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Industrials (continued)
Park Aerospace Holdings Ltd. 144A 5.500%, 2/15/24(3)	$205	$214
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	190	209
TransDigm, Inc. 6.500%, 5/15/25	115	116
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	599	647

		5,348

Information Technology—0.9%
Broadcom Corp.
144A 3.000%, 1/15/22(3)	185	184
144A 3.625%, 1/15/24(3)	340	342
CDW LLC 5.000%, 9/1/25	70	72
CommScope Technologies LLC 144A 5.000%, 3/15/27(3)	70	70
Diamond 1 Finance Corp.
144A 5.450%, 6/15/23(3)	100	108
144A 6.020%, 6/15/26(3)	100	109
144A 8.100%, 7/15/36(3)	230	289
DXC Technology Co. (Everett Spinco, Inc.) 144A 4.250%, 4/15/24(3)	114	116
First Data Corp. 144A 5.000%, 1/15/24(3)	570	582
Hewlett Packard Enterprise Co. 4.900%, 10/15/25(7)	300	312
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	220	218
Verisk Analytics, Inc. 4.000%, 6/15/25	470	477

		2,879

Materials—1.8%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)(7)	765	801
Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(3)	200	203
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	490	490

	PAR VALUE	VALUE
Materials (continued)
Freeport-McMoRan, Inc. 3.875%, 3/15/23	$180	$166
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	425	419
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	495	498
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	935	957
Novelis Corp. 144A 6.250%, 8/15/24(3)	25	26
Office Cherifien des Phosphates (OCP) S.A. 144A 5.625%, 4/25/24(3)	500	532
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	430	433
Severstal Oao Via Steel Capital S.A. 144A 3.850%, 8/27/21(3)(6)	510	511
Silgan Holdings, Inc. 144A 4.750%, 3/15/25(3)	75	76
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	410	423
Vulcan Materials Co. 3.900%, 4/1/27	425	429

		5,964

Real Estate—2.0%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	300	300
Corporate Office Properties LP 3.600%, 5/15/23(7)	660	641
CyrusOne LP 144A 5.375%, 3/15/27(3)	95	96
DDR Corp. 7.875%, 9/1/20	395	457
Digital Realty Trust LP 5.250%, 3/15/21	415	450
EPR Properties 4.750%, 12/15/26	620	624
Hospitality Properties Trust 4.950%, 2/15/27	510	524
Kilroy Realty LP 4.375%, 10/1/25	475	496

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Real Estate (continued)
Kimco Realty Corp. 3.400%, 11/1/22	$460	$464
LifeStorage LP 3.500%, 7/1/26	310	296
MPT Operating Partnership LP
6.375%, 3/1/24	50	54
5.500%, 5/1/24	225	229
National Retail Properties, Inc. 4.000%, 11/15/25	150	153
Select Income REIT 4.500%, 2/1/25	470	472
Uniti Group, Inc. (Communications Sales & Leasing, Inc.) 144A 7.125%, 12/15/24(3)	370	376
Welltower, Inc. 4.000%, 6/1/25(7)	500	507
WP Carey, Inc. 4.600%, 4/1/24	400	414

		6,553

Telecommunication Services—1.4%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	200	209
BellSouth Telecommunications LLC 6.375%, 6/1/28(7)	2,000	2,239
Crown Castle International Corp. 3.700%, 6/15/26	50	49
Frontier Communications Corp. 10.500%, 9/15/22	370	376
Sprint Spectrum Co., LLC 144A 3.360%, 3/20/23(3)	200	200
T-Mobile USA, Inc. 6.375%, 3/1/25	285	308
Telefonica Emisiones SAU 4.570%, 4/27/23(7)	560	599
Verizon Communications, Inc. 4.125%, 3/16/27	430	437
Zayo Group LLC
6.375%, 5/15/25	205	222
144A 5.750%, 1/15/27(3)	15	16

		4,655

	PAR VALUE	VALUE
Utilities—1.0%
Dominion Resources, Inc. 2.962%, 7/1/19(2)	$50	$51
Duke Energy Corp. 2.650%, 9/1/26	505	468
Dynegy, Inc. 7.375%, 11/1/22	410	408
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	410	415
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	520	541
Southern Power Co. 4.150%, 12/1/25(7)	570	589
State Grid Overseas Investment 2014 Ltd. 144A 4.125%, 5/7/24(3)	500	529
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(2)(3)	360	376

		3,377
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $84,943)		84,344
LOAN AGREEMENTS(2)—2.1%
Consumer Discretionary—0.5%
Boyd Gaming Corp. Refinancing Tranche B, 0.000%, 9/15/23(9)	385	388
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	388	391
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	199	201
Laureare Education, Inc. 2021 Extended, 8.509%, 3/17/21	198	200
Station Casinos LLC Tranche B, 3.450%, 6/8/23	199	199
UFC Holdings LLC First Lien, 4.250%, 8/18/23	234	235

		1,614

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—0.2%
Albertson’s LLC Tranche B-4 3.982%, 8/25/21	$279	$281
JBS USA Lux S.A. 3.289%, 10/30/22	115	116
TKC Holdings, Inc. First Lien, 4.750%, 2/1/23	100	101

		498

Financials—0.0%
Avolon TLB Borrower 1 U.S. LLC Tranche B-2, 0.000%, 3/21/22(9)	10	10

Health Care—0.6%
CHG Healthcare Services, Inc. First Lien, 4.750%, 6/7/23	263	267
Community Health Systems, Inc. 2021 Tranche H, 4.027%, 1/27/21	285	282
Envision Healthcare Corp. 4.150%, 12/1/23	310	313
Grifols Worldwide Operations Ltd. Tranche B, 3.194%, 1/31/25	70	70
HLF Financing S.a.r.l. Senior Lien, 6.482%, 2/15/23	85	85
Inventiv Group Holdings, Inc. 4.804%, 11/9/23	389	391
NVA Holdings, Inc. Second Lien, 8.147%, 8/14/22	214	216
Quorum Health Corp. 6.789%, 4/29/22	226	222

		1,846

Industrials—0.4%
84 Lumber Co. 6.750%, 10/25/23	268	272
Advanced Disposal Services, Inc. 3.698%, 11/10/23	41	41
Navistar, Inc. Tranche B, 5.000%, 8/7/20	298	302

	PAR VALUE	VALUE
Industrials (continued)
Sedgwick Claims Management Services, Inc. Second Lien, 6.804%, 2/28/22	$300	$301
Zodiac Pool Solutions LLC First Lien, 5.647%, 12/20/23	274	277

		1,193

Information Technology—0.0%
Rackspace Hosting, Inc. Tranche B, First Lien, 4.535%, 11/3/23	87	87

Materials—0.1%
Anchor Glass Container Corp. First Lien, 4.250%, 12/7/23	87	88
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	375	350

		438

Real Estate—0.0%
Capital Automotive LP Tranche B-2, First Lien 4.000%, 3/25/24	50	51

Telecommunication Services—0.1%
Neustar, Inc. Tranche B2, 0.000%, 3/1/24(9)	135	137
UPC Financing Partnership 3.662%, 4/15/25	190	191

		328

Utilities—0.2%
Helix Gen Funding LLC Tranche 0.000%, 3/9/24(9)	10	10
NRG Energy, Inc. 3.232%, 6/30/23	592	595
Vistra Operations Company LLC
3.732%, 8/4/23	162	163
Tranche C, 3.732%, 8/4/23	37	37

		805
TOTAL LOAN AGREEMENTS (Identified Cost $6,834)		6,870

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCKS—1.1%
Energy—0.2%
PTT Exploration & Production PCL Series Y, 144A, 4.875%(2)(3)(7)	500	(8)	$511

Financials—0.9%
Citigroup, Inc. Series J, 7.125%	20,000		578
6.250%(2)	390	(8)	421
M&T Bank Corp. Series F, 5.125%(2)	190	(8)	189
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)(7)	535	(8)	532
Series S, 5.000%(2)	485	(8)	483
SunTrust Bank, Inc. 5.625%(2)	110	(8)	115
Wells Fargo & Co. Series K, 7.980%(2)(7)	585	(8)	609

			2,927
TOTAL PREFERRED STOCKS (Identified Cost $3,430)			3,438
COMMON STOCKS—82.6%
Consumer Discretionary—7.2%
Compass Group plc Sponsored ADR	136,800		2,635
Las Vegas Sands Corp.	170,140		9,710
Leggett & Platt, Inc.	96,060		4,833
Meredith Corp.	97,260		6,283

			23,461

Consumer Staples—9.4%
Altria Group, Inc.	175,980		12,569
Kimberly-Clark Corp.	22,420		2,951
Reynolds American, Inc.	200,590		12,641
Unilever plc Sponsored ADR	49,360		2,435

			30,596

Energy—7.9%
Royal Dutch Shell plc Class B Sponsored ADR	192,940		10,772
TOTAL S.A. Sponsored ADR	133,360		6,724
Vermilion Energy, Inc.	216,490		8,120

			25,616

	SHARES	VALUE
Financials—16.3%
Bank of Hawaii Corp.	43,850	$3,612
CI Financial Corp.	196,400	3,924
Cincinnati Financial Corp.	45,000	3,252
HSBC Holdings plc Sponsored ADR	198,170	8,089
Royal Bank of Canada	122,100	8,902
SCOR SE Sponsored ADR	3,018,160	11,544
Sonic Healthcare Ltd. ADR	240,290	4,054
Zurich Insurance Group AG ADR	369,010	9,842

		53,219

Health Care—7.0%
AstraZeneca plc Sponsored ADR	262,980	8,189
Coloplast A/S ADR	395,590	3,074
GlaxoSmithKline plc Sponsored ADR	225,380	9,502
Takeda Pharmaceutical Co., Ltd. Sponsored ADR	79,990	1,891

		22,656

Industrials—5.1%
BAE Systems plc Sponsored ADR	218,810	7,102
Fastenal Co.	79,780	4,109
Waste Management, Inc.	74,340	5,421

		16,632

Information Technology—4.1%
Analog Devices, Inc.	40,760	3,340
Cisco Systems, Inc.	126,280	4,268
Microchip Technology, Inc.	40,490	2,987
Paychex, Inc.	49,310	2,905

		13,500

Materials—2.7%
BASF SE Sponsored ADR	47,010	4,662
RPM International, Inc.	73,260	4,032

		8,694

Real Estate—5.1%
Crown Castle International Corp.	90,410	8,539
Realty Income Corp.	136,500	8,126

		16,665

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
Telecommunication Services—9.0%
AT&T, Inc.	245,550	$10,203
BCE, Inc.	202,370	8,959
Vodafone Group plc Sponsored ADR	387,790	10,249

		29,411

Utilities—8.8%
National Grid plc Sponsored ADR	169,620	10,767
PPL Corp.	290,340	10,856
WEC Energy Group, Inc.	113,780	6,899

		28,522
TOTAL COMMON STOCKS (Identified Cost $259,909)		268,972
EXCHANGE-TRADED FUNDS—1.6%
iShares iBoxx $ High Yield Corporate Bond Index Fund(10)	19,650	1,725
iShares iBoxx $ Investment Grade Corporate Bond Index Fund(10)	13,640	1,608
SPDR Barclays Short-Term High Yield Bond Index Fund(10)	72,200	2,019
TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $5,371)		5,352

	CONTRACTS
PURCHASED OPTIONS—0.1%
Call Options—0.0%
S&P 500® Index expiration 04/05/17 strike price $2,465	618	3
S&P 500® Index expiration 04/07/17 strike price $2,475	1,151	12
S&P 500® Index expiration 04/12/17 strike price $2,465	623	0
S&P 500® Index expiration 04/13/17 strike price $2,470	1,157	23

		38

	CONTRACTS	VALUE
Put Options—0.1%
S&P 500® Index expiration 04/05/17 strike price $2,200	618	$16
S&P 500® Index expiration 04/07/17 strike price $2,200	1,151	40
S&P 500® Index expiration 04/12/17 strike price $2,245	623	62
S&P 500® Index expiration 04/13/17 strike price $2,255	1,157	156

		274
TOTAL PURCHASED OPTIONS—0.1%
(Premiums Paid $702)		312
TOTAL LONG TERM INVESTMENTS—133.7%
(Identified Cost $428,268)		435,101	(11)

	SHARES
SHORT-TERM INVESTMENT—1.9%
Money Market Mutual Fund—1.9%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.622%)(10)	6,119,725	6,120
TOTAL SHORT-TERM INVESTMENT (Identified Cost $6,120)		6,120
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—135.5%
(Identified Cost $434,388)		441,221	(1)

	CONTRACTS
WRITTEN OPTIONS—(0.2)%
Call Options—(0.1)%
S&P 500® Index expiration 04/05/17 strike price $2,415	618	(6)
S&P 500® Index expiration 04/07/17 strike price $2,425	1,151	(23)

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	CONTRACTS	VALUE
Call Options (continued)
S&P 500® Index expiration 04/12/17 strike price $2,415	623	$(49)
S&P 500® Index expiration 04/13/17 strike price $2,420	1,157	(87)

		(165)

Put Options—(0.1)%
S&P 500® Index expiration 04/05/17 strike price $2,250	618	(16)
S&P 500® Index expiration 04/07/17 strike price $2,250	1,151	(57)
S&P 500® Index expiration 04/12/17 strike price $2,295	623	(112)
S&P 500® Index expiration 04/13/17 strike price $2,305	1,157	(359)

		(544)
TOTAL WRITTEN OPTIONS—(0.2)%
(Premiums Received $1,417)		(709	)(1)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—135.3%
(Identified Cost $432,971)		440,512
Other assets and liabilities, net—(35.3%)		(114,982)

NET ASSETS—100.0%		$325,530

Abbreviations

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association (“Fannie Mae”)
REIT	Real Estate Investment Trust
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2017.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $54,517 or 12.2% of net assets.
(4)	No contractual maturity date.
(5)	Interest payments may be deferred.
(6)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(7)	All or a portion of the security is segregated as collateral for written options.
(8)	Value shown as par value.
(9)	This loan will settle after March 31, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(11)	All or a portion of the portfolio is segregated as collateral for borrowings.

Country Weightings†
United States	62%
United Kingdom	16
Canada	7
France	4
Switzerland	3
Australia	1
Germany	1
Other	6
Total	100%

†	% of total investments net of written options as of March 31, 2017

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$7,664	$—	$7,664	$—
Corporate Bonds And Notes	84,344	—	84,344	—
Foreign Government Securities	5,899	—	5,899	—
Loan Agreements	6,870	—	6,598	272
Mortgage-Backed Securities	36,557	—	36,557	—
Municipal Bonds	4,842	—	4,842	—
U.S. Government Securities	10,851	—	10,851	—
Equity Securities:
Common Stocks	268,972	268,972	—	—
Exchange-Traded Funds	5,352	5,352	—	—
Preferred Stocks	3,438	578	2,860	—
Purchased Options	312	312	—	—
Short-Term Investment	6,120	6,120	—	—

Total Investments before Written Options	$441,221	$281,334	$159,615	$272

Written Options	$(709)	$(709)	$—	$—

Total Investments Net of Written Options	$440,512	$280,625	$159,615	$272

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investment in Securities	Loan Agreements
Balance as of December 31, 2016:	$—
Accrued Discount/(Premium)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
(Sales)(b)	—
Transfers into Level 3(a)	272
Transfers out of Level 3(a)	—

Balance as of March 31, 2017:	$272

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b)	Includes paydown on securities.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

None of the securities in this table are fair valued.

See Notes to Financial Statements

VIRTUS GLOBAL DIVIDEND & INCOME FUND

FINANCIAL HIGHLIGHTS (Unaudited)

MARCH 31, 2017

(Reported in thousands except for the per share amounts)

	Total Net Assets		Net Asset Value per share
Beginning of period: December 31, 2016		$345,132		$12.77
Net investment income*	$2,475		$0.10
Net realized and unrealized gain on investments	17,174		0.64
Dividends from net investment income and distributions from net long-term and short-term capital gains**	(22,368)		(0.84)
Capital share transactions:
Payments for tendered shares	(16,883)		0.01

Net increase (decrease) in net assets/net asset value		19,602	(0.09)

End of period: March 31, 2017		$325,530		$12.68

*	Computed using average shares outstanding.
**	Please note that the tax status of our distributions is determined at the end of the taxable year. However, based on interim data as of March 31, 2017, we estimate that 32% of distributions will represent net investment income, 33% will represent long-term capital gains and 35% will represent return of capital. Also refer to inside front cover for information on the Managed Distribution Plan.

See Notes to Schedule of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

Note 1. Significant Accounting Policies

The significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments are summarized below and, for derivatives, included in Note 2 below. The preparation of the Schedule of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Directors (the “Board”, or the “Directors”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income:

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

C.	Foreign Currency Translation:

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

D.	Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At March 31, 2017, all loan agreements held by the Fund are assignment loans.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

Note 2. Derivative Financial Instruments

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Options	contracts

($ reported in thousands)

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money”.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

The Fund had transactions in written call options for the period ended March 31, 2017 as follows:

	Calls		Puts
Written Options	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Written Options outstanding at December 31, 2016	3,721	$298	3,721	$900
Options written	22,798	1,970	22,798	6,525
Options closed	(19,545)	(1,595)	(18,319)	(5,067)
Options expired	(3,425)	(422)	(4,651)	(1,192)
Options exercised	—	—	—	—

Written Options outstanding at March 31, 2017	3,549	$251	3,549	$1,166

For the period ended March 31, 2017, the average daily premiums paid by the Fund for purchased options were $468, and the average daily premiums received by the Fund for written options were $1,055.

Note 3. Federal Income Tax Information

($ reported in thousands)

At March 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Investments (before written options)	$434,202	$16,347	$(9,328)	$7,019
Written Options	(1,417)	758	(50)	708

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales and derivatives.

Note 4. Regulatory Matters And Litigation

From time to time, Virtus Investment Advisers, LLC (“VIA”), the Fund’s Adviser, Kayne Anderson Rudnick Investment Management Co. (“KAR”) and Newfleet Asset Management LLC (“Newfleet”) the Fund’s subadvisers and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note 5. New Accounting Pronouncement

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompany notes.

Note 6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events that require recognition or disclosure in these financial statements.

KEY INFORMATION

Shareholder Relations: 1-866-270-7788

For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information

REINVESTMENT PLAN

Many of you have questions about our reinvestment plan. We urge shareholders who want to take advantage of this plan and whose shares are held in “Street Name,” to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

REPURCHASE OF SECURITIES

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

PROXY VOTING INFORMATION (FORM N-PX)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board of Directors. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

FORM N-Q INFORMATION

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

DIRECTORS

George R. Aylward, Chairman, President, and Chief Executive Officer

Philip R. McLoughlin, Director

James M. Oates, Director

James B. Rogers, Jr., Director

R. Keith Walton, Director

Brian T. Zino, Director

William R. Moyer, Advisory Member

William H. Wright II, Advisory Member

OFFICERS

W. Patrick Bradley, Executive Vice President, Treasurer, and Chief Financial Officer

William Renahan, Vice President, Chief Legal Officer, and Secretary

Jacqueline Porter, Vice President and Assistant Treasurer

Nancy Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers

100 Pearl Street

Hartford, CT 06103-4506

Fund Administrator

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

Transfer Agent

Computershare Trust Company, NA

P.O. Box 43078

Providence, RI 02940-3078

Fund Counsel

Sullivan & Worcester LLP

1666 K Street, NW

7th Floor

Washington DC 20006

This report is transmitted to the shareholders of Virtus Global Dividend & Income Fund Inc. for their information. This is not a prospectus, circular, or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

For more information about

Virtus Closed-End Funds, please

contact us at 1-866-270-7788

or closedendfunds@virtus.com

or visit Virtus.com.

Q1	05-17

c/o Computershare Investor Services

P.O. Box 43078

Providence, RI 02940